Share capital, share premium and other reserves - Cumulative translation exchange (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total cumulative translation reserve
Disclosure of classes of share capital [line items]
Cumulative translation exchange in equity, beginning of period	£ 491	£ 625
Exchange movements on overseas net assets	(247)	(134)
Cumulative translation exchange in equity, end of period	244	491
Translation reserve, Shareholders of the Group
Disclosure of classes of share capital [line items]
Cumulative translation exchange in equity, beginning of period	494	626
Exchange movements on overseas net assets	(246)	(132)
Cumulative translation exchange in equity, end of period	248	494
Translation reserve, Non-controlling interests
Disclosure of classes of share capital [line items]
Cumulative translation exchange in equity, beginning of period	(3)	(1)
Exchange movements on overseas net assets	(1)	(2)
Cumulative translation exchange in equity, end of period	£ (4)	£ (3)